Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		3 Months Ended	4 Months Ended		6 Months Ended	7 Months Ended		9 Months Ended	10 Months Ended		12 Months Ended	13 Months Ended		15 Months Ended	16 Months Ended		18 Months Ended	19 Months Ended		21 Months Ended	22 Months Ended		24 Months Ended	25 Months Ended		27 Months Ended	28 Months Ended		30 Months Ended	31 Months Ended		33 Months Ended	34 Months Ended		36 Months Ended	37 Months Ended		39 Months Ended	40 Months Ended		42 Months Ended	43 Months Ended		45 Months Ended	46 Months Ended		48 Months Ended	49 Months Ended		51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	70 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended	76 Months Ended	78 Months Ended	79 Months Ended	81 Months Ended	82 Months Ended	84 Months Ended	85 Months Ended	87 Months Ended	88 Months Ended	90 Months Ended	91 Months Ended	93 Months Ended	94 Months Ended	96 Months Ended	97 Months Ended	99 Months Ended	100 Months Ended	102 Months Ended	103 Months Ended	105 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 23, 2021	Nov. 29, 2016	Dec. 31, 2015	Dec. 31, 2021	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2022	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2022	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2022	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2022	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2023	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2023	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2023	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2023	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2024	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2024	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2024	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2025	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2025	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005429
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 10,018			$ 10,251			$ 10,698			$ 11,023			$ 11,762			$ 12,246			$ 12,804			$ 13,638			$ 13,607			$ 14,094			$ 15,088			$ 13,006			$ 14,887			$ 15,533			$ 15,764			$ 17,228			$ 13,814		$ 16,660		$ 18,203		$ 20,640		$ 21,777		$ 23,680		$ 23,849		$ 26,416		$ 25,161		$ 21,014		$ 20,044		$ 21,449		$ 23,199		$ 25,499		$ 24,825		$ 27,841		$ 31,066		$ 32,591		$ 34,224		$ 35,197		$ 33,481	$ 37,111	$ 39,898	$ 40,947
C000005430
Account Value [Line Items]
Accumulated Value			10,000			10,014			10,238			10,677			10,995			11,725			12,200			12,744			13,560			13,523			13,998			14,974			12,900			14,752			15,383			15,602			17,034			13,647		16,449		17,949		20,345		21,432		23,278		23,417		25,917		24,667		20,580		19,611		20,963		22,670		24,891		24,208		27,121		30,237		31,691		33,249		34,156		32,464	35,946	38,609	39,592
C000005431
Account Value [Line Items]
Accumulated Value			10,000			10,000			10,220			10,650			10,955			11,678			12,142			12,675			13,480			13,428			13,890			14,846			12,776			14,602			15,212			15,430			16,831			13,471		16,224		17,696		20,039		21,107		22,917		23,043		25,480		24,229		20,204		19,238		20,549		22,209		24,367		23,680		26,508		29,523		30,919		32,407		33,266		31,593	34,955	37,510	38,435
C000177207
Account Value [Line Items]
Accumulated Value		$ 500,000			$ 505,949			$ 540,069			$ 562,515			$ 588,329			$ 626,633			$ 625,670			$ 648,282			$ 694,227			$ 598,767			$ 685,612			$ 715,575			$ 726,494			$ 793,644			$ 636,609			$ 767,984			$ 839,061			$ 951,871		$ 1,004,292		$ 1,092,524		$ 1,100,569		$ 1,219,211		$ 1,161,551		$ 970,519		$ 925,792		$ 991,020		$ 1,072,103		$ 1,178,849		$ 1,147,726		$ 1,287,405		$ 1,436,929		$ 1,507,960		$ 1,583,966		$ 1,629,367		$ 1,550,612		$ 1,718,976		$ 1,848,657		$ 1,897,971
C000232530
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,170			$ 9,698			$ 8,108			$ 7,743			$ 8,294			$ 8,982			$ 9,883			$ 9,631			$ 10,813			$ 12,080			$ 12,690			$ 13,339			$ 13,735			$ 13,081			$ 14,513			$ 15,621			$ 16,052
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000			10,097			10,362			10,818			11,274			11,921			12,280			12,842			13,656			13,568			14,095			15,099			12,940			14,757			15,361			15,540			16,954			13,410		16,364		17,871		20,495		21,796		23,592		23,568		25,754		24,395		20,321		19,413		20,808		22,302		24,172		23,386		26,209		28,835		29,762		31,616		32,448		30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000			10,097			10,362			10,818			11,274			11,921			12,280			12,842			13,656			13,568			14,095			15,099			12,940			14,757			15,361			15,540			16,954			13,410		16,364		17,871		20,495		21,796		23,592		23,568		25,754		24,395		20,321		19,413		20,808		22,302		24,172		23,386		26,209		28,835		29,762		31,616		32,448		30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000			10,097			10,362			10,818			11,274			11,921			12,280			12,842			13,656			13,568			14,095			15,099			12,940			14,757			15,361			15,540			16,954			13,410		16,364		17,871		20,495		21,796		23,592		23,568		25,754		24,395		20,321		19,413		20,808		22,302		24,172		23,386		26,209		28,835		29,762		31,616		32,448		30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		500,000			508,515			537,720			553,935			579,257			615,967			611,997			635,796			681,090			583,679			665,648			692,907			700,962			764,731			604,904			738,150			806,115			924,466		983,141		1,064,150		1,063,067		1,161,694		1,100,375		916,599		875,677		938,568		1,005,960		1,090,328		1,054,851		1,182,191		1,300,639		1,342,467		1,426,091		1,463,644		1,394,532		1,547,808		1,674,360		1,714,593
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000			10,094			9,562			7,965			7,609			8,156			8,741			9,474			9,166			10,273			11,302			11,665			12,392			12,718			12,118			13,450			14,549			14,899
S&P 500 Index
Account Value [Line Items]
Accumulated Value			10,000			10,135			10,384			10,784			11,196			11,875			12,242			12,790			13,640			13,537			14,002			15,081			13,042			14,822			15,460			15,723			17,149			13,788		16,620		18,105		20,304		21,558		23,401		23,537		26,132		24,931		20,916		19,895		21,399		23,004		25,015		24,196		27,025		29,878		31,157		32,992		33,786		32,343	35,882	38,797	39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value			10,000			10,135			10,384			10,784			11,196			11,875			12,242			12,790			13,640			13,537			14,002			15,081			13,042			14,822			15,460			15,723			17,149			13,788		16,620		18,105		20,304		21,558		23,401		23,537		26,132		24,931		20,916		19,895		21,399		23,004		25,015		24,196		27,025		29,878		31,157		32,992		33,786		32,343	35,882	38,797	39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 10,135			$ 10,384			$ 10,784			$ 11,196			$ 11,875			$ 12,242			$ 12,790			$ 13,640			$ 13,537			$ 14,002			$ 15,081			$ 13,042			$ 14,822			$ 15,460			$ 15,723			$ 17,149			$ 13,788		$ 16,620		$ 18,105		$ 20,304		$ 21,558		$ 23,401		$ 23,537		$ 26,132		$ 24,931		$ 20,916		$ 19,895		$ 21,399		$ 23,004		$ 25,015		$ 24,196		$ 27,025		$ 29,878		$ 31,157		$ 32,992		$ 33,786		$ 32,343	$ 35,882	$ 38,797	$ 39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value		$ 500,000			$ 508,640			$ 539,495			$ 556,155			$ 581,073			$ 619,684			$ 614,980			$ 636,097			$ 685,145			$ 592,515			$ 673,381			$ 702,362			$ 714,290			$ 779,076			$ 626,393			$ 755,075			$ 822,499			$ 922,417		$ 979,376		$ 1,063,101		$ 1,069,289		$ 1,187,201		$ 1,132,607		$ 950,245		$ 903,848		$ 972,188		$ 1,045,074		$ 1,136,436		$ 1,099,236		$ 1,227,754		$ 1,357,354		$ 1,415,501		$ 1,498,825		$ 1,534,934		$ 1,469,359		$ 1,630,142		$ 1,762,584		$ 1,809,380
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,175			$ 9,707			$ 8,144			$ 7,747			$ 8,332			$ 8,957			$ 9,740			$ 9,421			$ 10,523			$ 11,634			$ 12,132			$ 12,846			$ 13,156			$ 12,594			$ 13,972			$ 15,107			$ 15,508